Earnings Per Share - Summary of Adjusted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile profit (loss) to numerator used in calculating basic earnings per share [abstract]
Basic (loss)/earnings	£ (14,412)	£ 6,617	£ 6,789
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	27,816	285	363
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	(5,390)	(67)	(71)
Net effect of excise and VAT cases	(167)	(460)	26
Tax on excise and VAT cases	41	72	(3)
Effect of disposal of subsidiaries	546	(6)	358
Effect of Brazil other taxes	47	0	0
Tax on Brazil other taxes	16	0	0
Effect of charges in respect of DOJ and OFAC investigations	75	450	0
Effect of charges in respect of Nigerian FCCPC case	0	79	0
Effect of planned disposal of subsidiaries	(195)	612	0
Tax on planned disposal of subsidiaries	0	10	0
Effect of restructuring and integration costs	(2)	771	150
Tax and non-controlling interests on restructuring and integration costs	(3)	(116)	(39)
Other adjusting items	96	154	19
Tax effect on other adjusting items	(22)	(37)	(5)
Effect of early repurchase of bonds	29	0	0
Tax effect of early repurchase of bonds	8	0	0
Effect of interest on FII GLO settlement and other	67	34	55
Tax effect of interest on FII GLO settlement and other	(18)	(6)	0
Effect of associates' adjusting items net of tax	(8)	92	12
Deferred tax relating to changes in tax rates	(97)	(44)	(98)
Adjusting items in tax	24	0	0
Adjusted (loss)/earnings (basic)	£ 8,403	£ 8,420	£ 7,556
Basic earnings per share [abstract]
Basic (loss)/earnings per share (in GBP per share)	£ (6.466)	£ 2.933	£ 2.969
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (in GBP per share)	12.479	0.126	0.159
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles per share (in GBP per share)	(2.418)	(0.030)	(0.031)
Effect of Brazil excise & VAT case (in GBP per share)	(0.075)	(0.204)	0.011
Tax on Brazil excise & VAT case (in GBP per share)	0.018	0.032	(0.001)
Effect of disposal of subsidiaries (in GBP per share)	0.245	(0.003)	0.157
Effect of excise and VAT disputes (in GBP per share)	0.021	0	0
Tax on excise and VAT disputes (in GBP per share)	(0.007)	0	0
Effect of charges in respect of DOJ and OFAC investigations (in GBP per share)	0.034	0.199	0
Effect of charges in respect of Nigerian FCCPC case (in GBP per share)	0	0.035	0
Effect of impairment on held-for-sale assets and associated costs (in GBP per share)	(0.087)	0.272	0
Tax effect of impairment of assets held-for-sale and associated costs (in GBP per share)	0	(0.004)	0
Effect of restructuring and integration costs (in GBP per share)	(0.001)	0.342	0.065
Tax and non-controlling interests on restructuring and integration costs (in GBP per share)	(0.001)	(0.051)	(0.017)
Other adjusting items (in GBP per share)	0.043	0.068	0.008
Tax effect on other adjusting items (in GBP per share)	(0.010)	(0.016)	(0.002)
Effect of early repurchase of bonds (in GBP per share)	0.013	0	0
Tax effect of early repurchase of bonds (in GBP per share)	(0.004)	0	0
Effect of interest on FII GLO settlement and other (in GBP per share)	0.030	0.015	0.024
Tax effect of interest on FII GLO settlement and other (in GBP per share)	(0.008)	(0.003)	0
Effect of associates' adjusting items net of tax (in GBP per share)	(0.004)	0.041	0.005
Deferred tax relating to changes in tax rates (in GBP per share)	(0.044)	(0.020)	(0.043)
Effect of adjusting items in tax (in GBP per share)	0.012	0	0
Adjusted (loss)/earnings per share (basic) (GBP per share)	£ 3.770	£ 3.732	£ 3.304
Adjustments to reconcile profit (loss) to numerator used in calculating diluted earnings per share [Abstract]
Diluted (loss)/earnings per share	£ (14,412)	£ 6,617	£ 6,789
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	27,816	285	363
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	(5,390)	(67)	(71)
Net effect of excise and VAT cases	(167)	(460)	26
Tax on excise and VAT cases	41	72	(3)
Effect of disposal of subsidiaries	546	(6)	358
Effect of Brazil other taxes	47	0	0
Tax on Brazil other taxes	(16)	0	0
Effect of charges in respect of DOJ and OFAC investigations	75	450	0
Effect of charges in respect of Nigerian FCCPC case	0	79	0
Effect of planned disposal of subsidiaries	(195)	612	0
Tax on planned disposal of subsidiaries	0	(10)	0
Effect of restructuring and integration costs	(2)	771	150
Tax and non-controlling interests on restructuring and integration costs	(3)	(116)	(39)
Other adjusting items	96	154	19
Tax effect on other adjusting items	(22)	(37)	(5)
Effect of early repurchase of bonds	29	0	0
Tax effect of early repurchase of bonds	(8)	0	0
Effect of interest on FII GLO settlement and other	67	34	55
Tax effect of interest on FII GLO settlement and other	(18)	(6)	0
Effect of associates' adjusting items net of tax	(8)	92	12
Deferred tax relating to changes in tax rates	(97)	(44)	(98)
Adjusting items in tax	24	0
Adjusted (loss)/earnings (diluted)	£ 8,403	£ 8,420	£ 7,556
Diluted earnings per share [abstract]
Diluted (loss)/earnings per share (in GBP per share)	£ (6.466)	£ 2.919	£ 2.956
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles per share (in GBP per share)	12.479	0.126	0.158
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles per share (in GBP per share)	(2.418)	(0.030)	(0.031)
Effect of Brazil excise & VAT case per share (in GBP per share)	(0.075)	(0.203)	0.011
Tax on Brazil excise & VAT case per share (in GBP per share)	0.018	0.032	(0.001)
Effect of disposal of subsidiaries (in GBP per share)	0.245	(0.003)	0.156
Effect of excise and VAT disputes (in GBP per share)	0.021	0	0
Tax on excise and VAT disputes (in GBP per share)	(0.007)	0	0
Effect of charges in respect of DOJ and OFAC investigations (in GBP per share)	0.034	0.199	0
Effect of charges in respect of Nigerian FCCPC case (in GBP per share)	0	0.035	0
Effect of impairment on held-for-sale assets and associated costs (in GBP per share)	(0.087)	0.268	0
Tax on effect of disposal of subsidiaries Tax effect of impairment of assets held-for-sale and associated costs (in GBP per share)	0	(0.004)	0
Effect of restructuring and integration costs per share (in GBP per share)	(0.001)	0.340	0.066
Tax and non-controlling interests on restructuring and integration costs (in GBP per share)	(0.001)	(0.051)	(0.017)
Other adjusting items per share (in GBP per share)	0.043	0.068	0.008
Tax effect on other adjusting items (in GBP per share)	(0.010)	(0.016)	(0.002)
Effect of early repurchase of bonds (in GBP per share)	0.013	0	0
Tax effect of early repurchase of bonds (in GBP per share)	(0.004)	0	0
Effect of interest on FII GLO settlement and other (in GBP per share)	0.030	0.015	0.024
Tax effect of interest on FII GLO settlement and other (in GBP per share)	(0.008)	(0.003)	0
Effect of associates' adjusting items net of tax (in GBP per share)	(0.004)	0.041	0.005
Deferred tax relating to changes in tax rates (in GBP per share)	(0.044)	(0.019)	(0.043)
Effect of adjusting items in tax (in GBP per share)	0.012	0
Impact of dilution (in GBP pence per share)	(0.014)	(0.014)	(0.013)
Adjusted (loss)/earnings per share (diluted) (GBP per share)	£ 3.756	£ 3.714	£ 3.290